UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08560
                                                     ---------

                      GAMCO International Growth Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2007
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                      GAMCO INTERNATIONAL GROWTH FUND, INC.

                                  ANNUAL REPORT
                               DECEMBER 31, 2007





TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2007 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      For the year  ended  December  31,  2007 the net  asset  value of the Fund
(Class AAA) appreciated 10.87% which compares with 15.42% for the average International Multi-Cap Growth Fund monitored by Lipper and 11.63% for the Morgan Stanley Capital International ("MSCI") Europe, Australasia, and the Far East ("EAFE") Index.

      Energy and Material stocks contributed significantly to performance in 2007. Otherwise selected holdings in the Consumer Staples sector and the Telecommunication Services sector helped performance. Selective holdings in the Consumer Discretionary and Health Care sectors adversely affected performance. The Fund's underweighting in the Financials sector helped performance. Top performers included Petroleo Brasileiro (+123.8%) (2.9% of net assets as of December 31, 2007), Rio Tinto (+99.0%) (2.2%), Bayer (+70.5%) (1.9%), and
Woolworths (+58.4%) (2.6%). Poor performers included Harmony Gold Mining (-34.6%) (0.8%), InterContinental Hotels (-30.12%) (0.4%), UBS (-23.7%) (0.9%),
Ladbrokes (-21.4%) (0.7%), and AstraZeneca (-20.2%) (0.9%).

                                      Sincerely yours,

                                      /s/ Bruce N. Alpert

                                      Bruce N. Alpert
                                      President

February 22, 2008

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GAMCO INTERNATIONAL
  GROWTH FUND CLASS AAA SHARES, THE LIPPER NTERNATIONAL MULTI-CAP GROWTH FUND
                        AVERAGE, AND THE MSCI EAFE INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

         GAMCO International Growth      Lipper International            MSCI
            Fund Class AAA Shares    Multi-Cap Growth Fund Average    EAFE Index
06/30/95          $10,000                       $10,000                $10,000
12/31/95           10,980                        10,605                 10,855
12/31/96           13,420                        12,132                 11,545
12/31/97           14,399                        12,799                 11,783
12/31/98           16,901                        14,466                 14,179
12/31/99           25,760                        20,377                 18,050
12/31/00           21,512                        17,198                 15,530
12/31/01           16,409                        13,464                 12,236
12/31/02           14,092                        11,220                 10,320
12/31/03           19,260                        15,116                 14,362
12/31/04           22,496                        17,632                 17,335
12/31/05           24,856                        20,336                 19,765
12/31/06           30,120                        25,207                 25,074
12/31/07           33,394                        29,094                 27,991

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE PERFORMANCE TABLES AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2007 (A)
              ----------------------------------------------------

                                                                                                               Since
                                                                                                             Inception
                                                          Quarter    1 Year    3 Year    5 Year    10 Year   (6/30/95)
                                                          -------    ------    ------    ------    -------   ---------
  GAMCO INTERNATIONAL GROWTH FUND CLASS AAA (B) ..........(1.41)%    10.87%    14.08%    18.83%     8.78%     10.12%
  MSCI EAFE Index ........................................(1.71)     11.63     17.32     22.08      9.04       8.58
  Lipper International Multi-Cap Growth Fund Average .....(0.86)     15.42     18.53     21.93      9.23       9.72
  Class A ................................................(1.43)     10.89     14.09     18.85      8.92      10.24
                                                          (7.09)(c)   4.52(c)  11.86(c)  17.45(c)   8.28(c)    9.72(c)
  Class B ................................................(1.61)     10.04     13.21     17.94      8.20       9.66
                                                          (6.53)(d)   5.04(d)  12.43(d)  17.73(d)   8.20       9.66
  Class C ................................................(1.61)     10.07     13.30     17.79      8.12       9.59
                                                          (2.60)(e)   9.07(e)  13.30     17.79      8.12       9.59

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, AND C SHARES ARE 1.79%, 1.79%, 2.54%, AND 2.54%, RESPECTIVELY, CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
    INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON JULY 25, 2001, JANUARY 17, 2001, AND DECEMBER 17, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EUROPE, AUSTRALASIA, AND THE FAR EAST ("EAFE") INDEX IS AN UNMANAGED INDICATOR OF INTERNATIONAL STOCK MARKET PERFORMANCE, WHILE THE LIPPER INTERNATIONAL MULTI-CAP GROWTH FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) EFFECTIVE FEBRUARY 15, 2007, CLASS AAA SHARES ARE OFFERED ONLY TO INVESTORS WHO WERE SHAREHOLDERS IN ONE OR MORE OF THE REGISTERED FUNDS DISTRIBUTED BY GABELLI & COMPANY, INC. PRIOR TO FEBRUARY 15, 2007.
(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

GAMCO INTERNATIONAL GROWTH FUND, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2007 through December 31, 2007
                                                                   EXPENSE TABLE
================================================================================
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2007.

                 Beginning        Ending      Annualized   Expenses
               Account Value  Account Value    Expense   Paid During
                 07/01/07        12/31/07       Ratio      Period*
--------------------------------------------------------------------------------
GAMCO INTERNATIONAL GROWTH FUND, INC.
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA        $1,000.00       $1,021.00       1.95%      $ 9.88
Class A          $1,000.00       $1,020.90       1.95%      $ 9.83
Class B          $1,000.00       $1,016.90       2.70%      $13.65
Class C          $1,000.00       $1,017.30       2.68%      $13.55

HYPOTHETICAL 5% RETURN
Class AAA        $1,000.00       $1,015.29       1.95%      $ 9.85
Class A          $1,000.00       $1,015.34       1.95%      $ 9.80
Class B          $1,000.00       $1,011.53       2.70%      $13.62
Class C          $1,000.00       $1,011.63       2.68%      $13.51

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2007:

GAMCO INTERNATIONAL GROWTH FUND, INC.

Health Care ...................................  14.6%
Food and Beverage .............................  11.4%
Energy and Utilities ..........................  10.7%
Metals and Mining .............................  10.7%
Consumer Products .............................  10.4%
Financial Services ............................   7.6%
Building and Construction .....................   5.1%
Retail ........................................   4.6%
Business Services .............................   3.6%
Broadcasting ..................................   3.3%
Specialty Chemicals ...........................   3.2%
Electronics ...................................   2.7%
Diversified Industrial ........................   2.5%
Hotels and Gaming .............................   2.1%
Telecommunications ............................   2.1%
Real Estate ...................................   2.0%
Computer Software and Services ................   1.4%
Entertainment .................................   1.2%
Wireless Communications .......................   1.0%
Transportation ................................   0.6%
Other Assets and Liabilities (Net) ............  (0.8)%
                                                -----
                                                100.0%
                                                =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

GAMCO INTERNATIONAL GROWTH FUND, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007
================================================================================

                                                                MARKET
     SHARES                                   COST              VALUE
     ------                                   ----              -----

              COMMON STOCKS -- 100.8%
              BROADCASTING -- 3.3%
      40,000  British Sky Broadcasting
                Group plc ..............  $   477,247       $   492,032
      35,000  Mediaset SpA .............      322,225           352,588
      15,000  Modern Times Group MTG AB,
                Cl. B ..................      397,172         1,040,965
                                          -----------       -----------
                                            1,196,644         1,885,585
                                          -----------       -----------
              BUILDING AND CONSTRUCTION -- 5.1%
      47,750  CRH plc ..................      678,336         1,658,327
      16,000  Technip SA ...............      469,202         1,272,662
                                          -----------       -----------
                                            1,147,538         2,930,989
                                          -----------       -----------
              BUSINESS SERVICES -- 3.6%
      18,000  Canon Inc. ...............      700,674           823,798
      20,000  Jardine Matheson
                Holdings Ltd. ..........      494,307           554,000
      13,000  Secom Co. Ltd. ...........      543,997           709,720
                                          -----------       -----------
                                            1,738,978         2,087,518
                                          -----------       -----------
              COMPUTER SOFTWARE AND SERVICES -- 1.4%
      17,000  Square Enix Co. Ltd. .....      457,695           517,563
         600  Yahoo! Japan Corp. .......      226,444           267,569
                                          -----------       -----------
                                              684,139           785,132
                                          -----------       -----------
              CONSUMER PRODUCTS -- 10.4%
      28,000  Assa Abloy AB, Cl. B .....      531,167           561,504
      10,500  Christian Dior SA ........      610,266         1,379,877
      34,000  Compagnie Financiere
                Richemont SA, Cl. A ....      737,401         2,322,912
         100  Japan Tobacco Inc. .......      577,985           591,275
      18,500  The Swatch Group AG ......    1,038,529         1,090,285
                                          -----------       -----------
                                            3,495,348         5,945,853
                                          -----------       -----------
              DIVERSIFIED INDUSTRIAL -- 2.5%
      13,000  Bouygues SA ..............      375,268         1,080,211
       3,000  SMC Corp. ................      387,492           356,891
                                          -----------       -----------
                                              762,760         1,437,102
                                          -----------       -----------
              ELECTRONICS -- 2.7%
       6,400  Fanuc Ltd. ...............      650,281           620,468
       3,800  Keyence Corp. ............      719,306           933,164
                                          -----------       -----------
                                            1,369,587         1,553,632
                                          -----------       -----------
              ENERGY AND UTILITIES -- 10.7%
      45,000  BP plc ...................      556,109           549,911
     400,000  China Petroleum &
                Chemical Corp., Cl. H ..      414,776           592,980
      18,000  Imperial Oil Ltd. ........      673,425           996,160
      14,200  Petroleo Brasileiro SA, ADR     313,833         1,636,408
      36,000  Saipem SpA ...............      670,247         1,437,618
      11,000  Total SA .................      430,312           910,805
                                          -----------       -----------
                                            3,058,702         6,123,882
                                          -----------       -----------

                                                                MARKET
     SHARES                                   COST              VALUE
     ------                                   ----              -----

              ENTERTAINMENT -- 1.2%
      15,000  Vivendi ..................  $   327,615       $   688,696
                                          -----------       -----------
              FINANCIAL SERVICES -- 7.6%
       1,500  Allianz SE ...............      205,454           323,159
      42,000  Aviva plc ................      455,687           559,753
      70,000  AXA Asia Pacific
                Holdings Ltd. ..........      418,637           450,321
      10,000  Schroders plc ............      274,272           256,577
      27,000  Standard Chartered plc ...      530,829           985,410
      11,000  UBS AG ...................      403,457           507,185
      75,000  UniCredito Italiano SpA ..      547,087           616,906
      27,500  Westpac Banking Corp. ....      432,316           668,717
                                          -----------       -----------
                                            3,267,739         4,368,028
                                          -----------       -----------
              FOOD AND BEVERAGE -- 11.4%
      30,000  Ajinomoto Co. Inc. .......      353,089           339,518
      20,000  ARIAKE JAPAN Co. Ltd. ....      490,827           356,575
      65,000  Cadbury Schweppes plc ....      669,773           794,748
      15,000  Cermaq ASA ...............      233,129           207,472
      30,000  Coca-Cola Hellenic
                Bottling Co. SA ........      270,014         1,294,702
      50,000  Diageo plc ...............      445,045         1,073,262
     500,000  Marine Harvest+ ..........      451,127           318,833
       1,000  Nestle SA ................      443,695           459,190
       5,200  Pernod-Ricard SA .........      314,505         1,200,067
      50,000  Tesco plc ................      436,369           475,627
                                          -----------       -----------
                                            4,107,573         6,519,994
                                          -----------       -----------
              HEALTH CARE -- 14.6%
      11,626  AstraZeneca plc,
                Stockholm ..............      453,538           500,367
       6,000  Cochlear Ltd. ............      291,000           392,259
      28,140  GlaxoSmithKline plc ......      804,631           714,660
      23,000  Novartis AG ..............      883,176         1,257,809
       8,500  Roche Holding AG .........      871,315         1,469,359
       5,000  Sanofi-Aventis ...........      344,543           457,702
      50,000  Smith & Nephew plc .......      454,057           573,650
       3,000  Straumann Holding AG .....      617,094           823,542
       5,500  Synthes Inc. .............      372,080           683,037
      11,500  Takeda Pharmaceutical
                Co. Ltd. ...............      586,881           671,840
       9,000  William Demant Holding A/S+     406,639           826,648
                                          -----------       -----------
                                            6,084,954         8,370,873
                                          -----------       -----------
              HOTELS AND GAMING -- 2.1%
      50,000  Crown Ltd.+ ..............      657,511           590,487
      13,428  InterContinental Hotels
                Group plc ..............      319,354           234,002
      60,000  Ladbrokes plc ............      685,770           382,986
                                          -----------       -----------
                                            1,662,635         1,207,475
                                          -----------       -----------

                 See accompanying notes to financial statements.

GAMCO INTERNATIONAL GROWTH FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
================================================================================

                                                                MARKET
     SHARES                                   COST              VALUE
     ------                                   ----              -----

              COMMON STOCKS (CONTINUED)
              METALS AND MINING -- 10.7%
      26,390  Anglo American plc .......  $ 1,051,007       $ 1,601,910
      45,500  Harmony Gold Mining Co.
                Ltd.+ ..................      334,414           468,281
      12,000  Rio Tinto plc ............      624,492         1,262,909
      39,666  Xstrata plc ..............      855,249         2,783,401
                                          -----------       -----------
                                            2,865,162         6,116,501
                                          -----------       -----------
              REAL ESTATE -- 2.0%
      50,000  Cheung Kong (Holdings) Ltd.     585,811           913,473
      60,000  Guangzhou R&F Properties
                Co. Ltd., Cl. H ........      276,743           210,443
       1,562  Prosperity REIT ..........          439               308
                                          -----------       -----------
                                              862,993         1,124,224
                                          -----------       -----------
              RETAIL -- 4.6%
      11,000  Hennes & Mauritz AB,
                Cl. B ..................      451,333           664,462
      15,000  Next plc .................      391,515           483,165
      50,000  Woolworths Ltd. ..........      686,495         1,482,801
                                          -----------       -----------
                                            1,529,343         2,630,428
                                          -----------       -----------
              SPECIALTY CHEMICALS -- 3.2%
      12,000  Bayer AG .................      504,844         1,097,407
      80,000  Tokai Carbon Co. Ltd. ....      351,681           714,216
                                          -----------       -----------
                                              856,525         1,811,623
                                          -----------       -----------
              TELECOMMUNICATIONS -- 2.1%
       8,500  Orascom Telecom Holding SAE     596,452           703,884
      25,000  Tele2 AB, Cl. B ..........      449,804           497,517
                                          -----------       -----------
                                            1,046,256         1,201,401
                                          -----------       -----------
              TRANSPORTATION -- 0.6%
      35,000  Toll Holdings Ltd. .......      379,263           349,444
                                          -----------       -----------
              WIRELESS COMMUNICATIONS -- 1.0%
      34,000  China Mobile Ltd. ........      416,725           592,093
                                          -----------       -----------
              TOTAL COMMON STOCKS ......   36,860,479        57,730,473
                                          -----------       -----------
              TOTAL
                INVESTMENTS -- 100.8% ..  $36,860,479        57,730,473
                                          ===========
              OTHER ASSETS AND LIABILITIES (NET) -- (0.8)%     (458,612)
                                                            -----------
              NET ASSETS -- 100.0% ..................       $57,271,861
                                                            ===========
----------------
 +    Non-income producing security.
 ADR  American Depository Receipt
 REIT Real Estate Investment Trust



                                          % OF
                                         MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION                VALUE      VALUE
--------------------------                -----      -----
Europe .................................  68.5%   $39,542,781
Japan ..................................  12.0      6,902,597
Asia/Pacific ...........................  11.8      6,797,325
North America ..........................   2.9      1,679,197
Latin America ..........................   2.8      1,636,408
Africa/Middle East .....................   1.2        703,884
South Africa ...........................   0.8        468,281
                                         -----    -----------
                                         100.0%   $57,730,473
                                         =====    ===========





                 See accompanying notes to financial statements.

                      GAMCO INTERNATIONAL GROWTH FUND, INC.


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
================================================================================

ASSETS:
  Investments, at value (cost $36,860,479) ..........  $57,730,473
  Receivable for Fund shares sold ...................        6,168
  Receivable for investments sold ...................        4,075
  Dividends receivable ..............................       42,516
  Prepaid expenses ..................................       23,292
                                                       -----------
  TOTAL ASSETS ......................................   57,806,524
                                                       -----------
LIABILITIES:
  Foreign currency, at value (cost $703) ............          708
  Payable to custodian ..............................       55,039
  Payable for Fund shares redeemed ..................      295,678
  Payable for investment advisory fees ..............       49,657
  Payable for distribution fees .....................       12,498
  Payable for accounting fees .......................       11,251
  Payable for legal and audit fees ..................       47,536
  Payable for shareholder communications expenses ...       35,041
  Other accrued expenses ............................       27,255
                                                       -----------
  TOTAL LIABILITIES .................................      534,663
                                                       -----------
  NET ASSETS applicable to 2,186,684
    shares outstanding ..............................  $57,271,861
                                                       ===========
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value ...  $36,402,126
  Undistributed net investment income ...............        3,667
  Accumulated distributions in excess of net
    realized gain on investments and foreign
    currency transactions ...........................       (3,664)
  Net unrealized appreciation on investments ........   20,869,994
  Net unrealized depreciation on foreign
    currency translations ...........................         (262)
                                                       -----------
  NET ASSETS ........................................  $57,271,861
                                                       ===========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($56,677,639 / 2,163,982 shares
    outstanding; 375,000,000 shares authorized) .....       $26.19
                                                            ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($472,863 / 17,875 shares outstanding;
    250,000,000 shares authorized) ..................       $26.45
                                                            ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%of the
    offering price) .................................       $28.06
                                                            ======
  CLASS B:
  Net Asset Value and offering price per share
    ($11,822 / 460 shares outstanding;
    125,000,000 shares authorized) ..................       $25.70(a)
                                                            ======
  CLASS C:
  Net Asset Value and offering price per share
    ($109,537 / 4,367 shares outstanding;
    125,000,000 shares authorized) ..................       $25.08(a)
                                                            ======
--------------------------
(a) Redemption price varies based on the length of time held.



STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $96,467) .......  $ 1,947,257
  Interest ..........................................        1,758
                                                       -----------
  TOTAL INVESTMENT INCOME ...........................    1,949,015
                                                       -----------
EXPENSES:
  Investment advisory fees ..........................      615,134
  Distribution fees - Class AAA .....................      152,464
  Distribution fees - Class A .......................        1,081
  Distribution fees - Class B .......................          288
  Distribution fees - Class C .......................          667
  Legal and audit fees ..............................       91,216
  Shareholder communications expenses ...............       69,999
  Custodian fees ....................................       58,028
  Accounting fees ...................................       45,000
  Shareholder services fees .........................       42,791
  Interest expense ..................................       23,035
  Registration expenses .............................       13,486
  Directors' fees ...................................       12,531
  Miscellaneous expenses ............................       47,671
                                                       -----------
  TOTAL EXPENSES ....................................    1,173,391
  Less: Custodian fee credits .......................          (29)
                                                       -----------
  NET EXPENSES ......................................    1,173,362
                                                       -----------
  NET INVESTMENT INCOME .............................      775,653
                                                       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ..................    7,318,091
  Net realized loss on foreign
    currency transactions ...........................      (25,307)
                                                       -----------
  Net realized gain on investments and
    foreign currency transactions ...................    7,292,784
                                                       -----------
  Net change in unrealized appreciation/
    depreciation on investments .....................   (1,729,572)
  Net change in unrealized appreciation/
    depreciation on foreign currency translations ...       (1,857)
                                                       -----------
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ...........................   (1,731,429)
                                                       -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY .............    5,561,355
                                                       -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .................................  $ 6,337,008
                                                       ===========

                 See accompanying notes to financial statements.

                      GAMCO INTERNATIONAL GROWTH FUND, INC.


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                  YEAR ENDED          YEAR ENDED
                                                                               DECEMBER 31, 2007   DECEMBER 31, 2006
                                                                               -----------------   -----------------
OPERATIONS:
  Net investment income .......................................................   $   775,653         $ 1,105,460
  Net realized gain on investments and foreign currency transactions ..........     7,292,784           5,378,271
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations .........................................    (1,731,429)          5,784,122
                                                                                  -----------         -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................     6,337,008          12,267,853
                                                                                  -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA .................................................................      (738,886)         (1,104,645)
    Class A ...................................................................        (6,336)             (5,762)
    Class B ...................................................................            --                (662)
    Class C ...................................................................        (1,095)               (827)
                                                                                  -----------         -----------
                                                                                     (746,317)         (1,111,896)
                                                                                  -----------         -----------
  Net realized gain on investments
    Class AAA .................................................................    (1,464,957)                 --
    Class A ...................................................................       (12,184)                 --
    Class B ...................................................................          (317)                 --
    Class C ...................................................................        (2,896)                 --
                                                                                  -----------         -----------
                                                                                   (1,480,354)                 --
                                                                                  -----------         -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................    (2,226,671)         (1,111,896)
                                                                                  -----------         -----------
CAPITAL SHARE TRANSACTIONS:
    Class AAA .................................................................   (11,984,744)         (6,073,987)
    Class A ...................................................................       119,418              33,686
    Class B ...................................................................       (49,216)                453
    Class C ...................................................................        57,951              30,443
                                                                                  -----------         -----------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..................   (11,856,591)         (6,009,405)
                                                                                  -----------         -----------
  REDEMPTION FEES .............................................................           614                  81
                                                                                  -----------         -----------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................    (7,745,640)          5,146,633

NET ASSETS:
  Beginning of period .........................................................    65,017,501          59,870,868
                                                                                  -----------         -----------
  End of period (including undistributed net investment income
    of $3,667 and $81, respectively) ..........................................   $57,271,861         $65,017,501
                                                                                  ===========         ===========


                 See accompanying notes to financial statements.

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. ORGANIZATION. GAMCO International Growth Fund, Inc. (the "Fund"), was organized on May 25, 1994 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation. The Fund commenced investment operations on June 30, 1995.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements.

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2007, there were no open repurchase agreements.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2007, reclassifications were made to decrease undistributed net investment income by $25,750 and to decrease accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $25,750.

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was as follows:

                                         YEAR ENDED              YEAR ENDED
                                      DECEMBER 31, 2007       DECEMBER 31, 2006
                                      -----------------       -----------------
   DISTRIBUTIONS PAID FROM:
   Ordinary income ....................  $  746,760              $1,111,896
   Long-term capital gains ............   1,479,911                      --
                                         ----------              ----------
   Total distributions paid ...........  $2,226,671              $1,111,896
                                         ==========              ==========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2007, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.

At December 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

   Undistributed ordinary income ............................  $     3,667
   Net unrealized appreciation on investments and
     foreign receivables and payables .......................   20,866,068
                                                               -----------
   Total ....................................................  $20,869,735
                                                               ===========

During the fiscal year ended December 31, 2007, the GAMCO International Growth Fund utilized capital loss carryforwards of $5,278,666.

The following summarizes the tax cost of investments and the related unrealized appreciation/ (depreciation) at December 31, 2007:

                                       GROSS         GROSS
                                    UNREALIZED    UNREALIZED    NET UNREALIZED
                       COST        APPRECIATION  DEPRECIATION    APPRECIATION
                       ----        ------------  ------------    ------------
Investments ....... $36,864,143    $21,901,457   $(1,035,127)    $20,866,330

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the fiscal year ended December 31, 2007, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

If total net assets of the Fund are below $100 million, the Fund pays each Director who is not considered to be an affiliated person an annual retainer of $1,000 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Fund are in excess of $100 million, the Fund pays each Independent Director an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans,

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2007, other than short-term U.S. Government securities, aggregated $10,888,884 and $24,230,241, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2007, Gabelli & Company informed the Fund that it received $1,571 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended December 31, 2007, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At December 31, 2007, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended December 31, 2007 was $233,573, with a weighted average interest rate of 5.85%. The maximum amount borrowed at any time during the fiscal year ended December 31, 2007 was $1,436,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Effective February 15, 2007, Class AAA Shares are offered only to investors who were shareholders prior to that date in one or more of the registered funds distributed by Gabelli & Company. Class AAA Shares are offered to these investors only through selected broker/dealers, or the transfer agent without a sales charge. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2007 and December 31, 2006 amounted to $614 and $81, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                           DECEMBER 31, 2007                 DECEMBER 31, 2006
                                                       --------------------------        -------------------------
                                                        SHARES          AMOUNT            SHARES         AMOUNT
                                                       --------      ------------        --------     ------------
                                                               CLASS AAA                         CLASS AAA
                                                       --------------------------        -------------------------
Shares sold ..........................................  165,211      $  4,293,115         695,817     $ 15,649,575
Shares issued upon reinvestment of distributions .....   77,246         2,020,742          40,739          995,655
Shares redeemed ...................................... (706,713)      (18,298,601)       (994,956)     (22,719,217)
                                                       --------      ------------        --------     ------------
  Net decrease ....................................... (464,256)     $(11,984,744)       (258,400)    $ (6,073,987)
                                                       ========      ============        ========     ============
                                                                CLASS A                           CLASS A
                                                       --------------------------        -------------------------
Shares sold ..........................................    5,980      $    159,760           6,059     $    138,288
Shares issued upon reinvestment of distributions .....      434            11,472             151            3,740
Shares redeemed ......................................   (1,997)          (51,814)         (4,857)        (108,342)
                                                       --------      ------------        --------     ------------
  Net increase .......................................    4,417      $    119,418           1,353           33,686
                                                       ========      ============        ========     ============
                                                                CLASS B                           CLASS B
                                                       --------------------------        -------------------------
Shares issued upon reinvestment of distributions .....        7      $        172              19     $        463
Shares redeemed ......................................   (2,001)          (49,388)             (1)             (10)
                                                       --------      ------------        --------     ------------
  Net increase (decrease) ............................   (1,994)     $    (49,216)             18     $        453
                                                       ========      ============        ========     ============
                                                                CLASS C                           CLASS C
                                                       --------------------------        -------------------------
Shares sold ..........................................    2,128      $     56,429           1,616     $     35,109
Shares issued upon reinvestment of distributions .....      145             3,638              28              668
Shares redeemed ......................................      (81)           (2,116)           (228)          (5,334)
                                                       --------      ------------        --------     ------------
  Net increase .......................................    2,192      $     57,951           1,416     $     30,443
                                                       ========      ============        ========     ============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

GAMCO INTERNATIONAL GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of capital stock outstanding throughout each period:

                           INCOME FROM INVESTMENT OPERATIONS                    DISTRIBUTIONS
                        --------------------------------------  ----------------------------------------
                                         Net
              Net Asset      Net     Realized and      Total                    Net
  Period        Value,   Investment   Unrealized       from        Net        Realized
   Ended      Beginning    Income/  Gain/(Loss) on  Investment  Investment    Gain on         Total
December 31   of Period   (Loss)(a)  Investments    Operations    Income     Investments   Distributions
-----------  ----------  ----------  ------------   ----------  ----------  -------------  -------------
CLASS AAA
  2007         $24.57     $ 0.33        $2.34         $2.67      $(0.35)      $(0.70)        $(1.05)
  2006          20.63       0.38         3.99          4.37       (0.43)          --          (0.43)
  2005          18.75       0.09         1.88          1.97       (0.09)          --          (0.09)
  2004          16.10       0.06         2.62          2.68       (0.05)          --          (0.05)
  2003          11.79       0.01         4.27          4.28       (0.01)          --          (0.01)
CLASS A
  2007         $24.82     $ 0.36        $2.33         $2.69      $(0.36)      $(0.70)        $(1.06)
  2006          20.84       0.36         4.05          4.41       (0.43)          --          (0.43)
  2005          18.92       0.11         1.88          1.99       (0.07)          --          (0.07)
  2004          16.28       0.07         2.61          2.68       (0.06)          --          (0.06)
  2003          11.91      (0.04)        4.39          4.35       (0.03)          --          (0.03)
CLASS B
  2007         $24.00     $ 0.13        $2.27         $2.40          --       $(0.70)        $(0.70)
  2006          20.18       0.20         3.89          4.09      $(0.27)          --          (0.27)
  2005          18.40      (0.06)        1.84          1.78          --           --             --
  2004          15.87      (0.04)        2.55          2.51          --           --             --
  2003          11.70      (0.09)        4.22          4.13          --           --             --
CLASS C
  2007         $23.67     $ 0.27        $2.10         $2.37      $(0.26)      $(0.70)        $(0.96)
  2006          20.00       0.00(b)      4.06          4.06       (0.39)          --          (0.39)
  2005          18.24      (0.18)        1.98          1.80       (0.04)          --          (0.04)
  2004          15.73      (0.07)        2.56          2.49          --           --             --
  2003          11.70      (0.11)        4.12          4.01          --           --             --

                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                -----------------------------------------------------------
                                                                                     Operating
                           Net Asset            Net Assets      Net                   Expense
  Period                     Value,               End of     Investment              Ratio (Net  Portfolio
   Ended       Redemption   End of     Total     Period       Income/    Operating  of Interest   Turnover
December 31      Fees(a)    Period    Return+   (in 000's)     (Loss)     Expenses    Expense)      Rate
-----------    ----------  --------   -------   ----------   ----------   --------  -----------   ---------
CLASS AAA
  2007          $0.00(b)    $26.19     10.9%     $56,678       1.26%       1.91%        1.87%        18%
  2006           0.00(b)     24.57     21.2       64,573       1.70        1.79         1.78         18
  2005           0.00(b)     20.63     10.5       59,554       0.48        1.89         1.88         19
  2004           0.02        18.75     16.8       55,427       0.35        1.84         1.84         16
  2003           0.04        16.10     36.7       42,009       0.07        1.97         1.94         19
CLASS A
  2007          $0.00(b)    $26.45     10.9%     $   473       1.34%       1.91%        1.87%        18%
  2006           0.00(b)     24.82     21.1          334       1.60        1.79         1.78         18
  2005           0.00(b)     20.84     10.5          253       0.56        1.89         1.88         19
  2004           0.02        18.92     16.8          202       0.40        1.84         1.84         16
  2003           0.05        16.28     36.7           90      (0.29)       1.93         1.90         19
CLASS B
  2007          $0.00(b)    $25.70     10.0%     $    12       0.51%       2.66%        2.62%        18%
  2006           0.00(b)     24.00     20.2           59       0.91        2.54         2.53         18
  2005           0.00(b)     20.18      9.7           49      (0.31)       2.63         2.62         19
  2004           0.02        18.40     15.9           84      (0.23)       2.59         2.59         16
  2003           0.04        15.87     35.6           22      (0.73)       2.71         2.69         19
CLASS C
  2007          $0.00(b)    $25.08     10.1%     $   109       1.05%       2.66%        2.62%        18%
  2006           0.00(b)     23.67     20.2           52      (0.01)       2.54         2.53         18
  2005           0.00(b)     20.00      9.9           15      (0.95)       2.62         2.61         19
  2004           0.02        18.24     16.0            5      (0.40)       2.59         2.59         16
  2003           0.02        15.73     34.4            5      (0.84)       2.82         2.82         19

-------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) Amount represents less than $0.005 per share.

                 See accompanying notes to financial statements.

GAMCO INTERNATIONAL GROWTH FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Directors of GAMCO International Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities of GAMCO International Growth Fund, Inc. (the "Fund"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the Fund's custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GAMCO International Growth Fund, Inc. at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP
Philadelphia, Pennsylvania
February 21, 2008

GAMCO INTERNATIONAL GROWTH FUND, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to the GAMCO International Growth Fund, Inc. at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF       NUMBER OF
NAME, POSITION(S)      OFFICE AND    FUNDS IN FUND
    ADDRESS(1)            LENGTH OF  COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED(2)   BY DIRECTOR        DURING PAST FIVE YEARS                HELD BY DIRECTOR(4)
     -------          --------------   -----------        ----------------------                ------------------
INTERESTED DIRECTORS(3):
------------------------
MARIO J. GABELLI       Since 1994         26     Chairman and Chief Executive Officer of       Director of Morgan Group
Director                                         GAMCO Investors, Inc. and Chief Investment    Holdings, Inc. (holding company);
Age: 65                                          Officer - Value Portfolios of Gabelli Funds,  Chairman of the Board of LICT Corp.
                                                 LLC and GAMCO Asset Management Inc.;          (multimedia and communication
                                                 Director/Trustee  or Chief Investment         services  company)
                                                 Officer of other registered investment
                                                 companies in the Gabelli/GAMCO Funds
                                                 complex; Chairman and Chief Executive
                                                 Officer of GGCP, Inc.
INDEPENDENT DIRECTORS(5):
-------------------------
ANTHONY J. COLAVITA    Since 1994         35     Partner in the law firm of                           --
Director                                         Anthony J. Colavita, P.C.
Age: 72

WERNER J. ROEDER, MD   Since 1994         23     Medical Director of Lawrence Hospital and            --
Director                                         practicing private physician
Age: 67

ANTHONIE C. VAN EKRIS  Since 1994         19     Chairman of BALMAC International, Inc.               --
Director                                         (commodities and futures trading)
Age: 73

SALVATORE J. ZIZZA     Since 2004         26     Chairman of Zizza & Co., Ltd.                 Director of Hollis-Eden
Director                                         (consulting)                                  Pharmaceuticals (biotechnology);
Age: 62                                                                                        Director of Earl Scheib, Inc.
                                                                                               (automotive services)

GAMCO INTERNATIONAL GROWTH FUND, INC.
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
================================================================================

                         TERM OF
NAME, POSITION(S)      OFFICE AND
    ADDRESS(1)          LENGTH OF                      PRINCIPAL OCCUPATION(S)
     AND AGE          TIME SERVED(2)                   DURING PAST FIVE YEARS
     -------          --------------                   ----------------------
OFFICERS:
---------
BRUCE N. ALPERT        Since 1994           Executive Vice President and Chief Operating Officer
President                                   of Gabelli Funds, LLC since 1988 and an officer of most
Age: 56                                     of the registered investment companies in the Gabelli/GAMCO Funds complex. Director and President of Gabelli Advisers, Inc. since 1998

JAMES E. MCKEE         Since 1995           Vice President, General Counsel, and Secretary of GAMCO Investors, Inc.
Secretary                                   since 1999 and GAMCO Asset Management Inc. since 1993; Secretary
Age: 44                                     of all of the registered investment companies in the Gabelli/GAMCO
                                            Funds complex

AGNES  MULLADY         Since 2006           Vice President of Gabelli Funds, LLC since 2007; Officer of all of
Treasurer                                   the registered investment companies in the  Gabelli/GAMCO  Funds  complex;
Age:  49                                    Senior Vice  President of U.S. Trust  Company, N.A. and Treasurer and
                                            Chief  Financial  Officer  of Excelsior Funds from 2004 through 2005;
                                            Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004;
                                            Controller  of  Reserve Management Corporation and Reserve Partners, Inc.
                                            and Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN    Since 2004            Director of Regulatory Affairs at GAMCO Investors,  Inc. since 2004;
Chief Compliance                            Officer Chief Compliance Officer of all of the registered investment
Age: 54                                     companies in the Gabelli/GAMCO Funds complex; Vice  President of Goldman
                                            Sachs Asset  Management  from 2000 through 2004

------------
1   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2   Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's ByLaws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.
5   Directors  who are  not  interested  persons  are  considered  "Independent"
    Directors.

GAMCO INTERNATIONAL GROWTH FUND, INC.
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
                   2007 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   For the year ended December 31, 2007, the Fund paid to shareholders, on December 27, 2007, an ordinary income dividend (comprised of net investment income) totaling $0.352, $0.363, and $0.264 per share for Class AAA, Class A, and Class C, respectively, and long-term capital gains totaling $1,479,911 which is designated as a capital gain dividend. For the year ended December 31, 2007, 86.17% of the ordinary income distribution qualifies for the dividends received deduction available to corporations, and 100% of the ordinary income distribution was qualified dividend income. Also for the year ended December 31, 2007, the Fund passed through foreign tax credits of $0.045 per share to Class AAA, Class A, Class B, and Class C shareholders.

   U.S. GOVERNMENT INCOME
   The percentage of the ordinary income dividend paid by the Fund during fiscal year 2007 which was derived from U.S. Treasury securities was 0.09%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The GAMCO International Growth Fund did not meet this strict requirement in 2007. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

                      GAMCO INTERNATIONAL GROWTH FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                   Werner J. Roeder, MD
CHAIRMAN AND CHIEF                      MEDICAL DIRECTOR
EXECUTIVE OFFICER                       LAWRENCE HOSPITAL
GAMCO INVESTORS, INC.

Anthony J. Colavita                     Anthonie C. van Ekris
ATTORNEY-AT-LAW                         CHAIRMAN
ANTHONY J. COLAVITA, P.C.               BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.


                         OFFICERS AND PORTFOLIO MANAGER

Caesar Bryan                            Bruce N. Alpert
PORTFOLIO MANAGER                       PRESIDENT

James E. McKee                          Agnes Mullady
SECRETARY                               TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB009Q407SR

                                                     GAMCO






                                                GAMCO
                                                INTERNATIONAL
                                                GROWTH
                                                FUND,
                                                INC.





                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $37,300 for 2006 and $39,200 for 2007.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2007.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,900 for 2006 and $4,100 for 2007. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2007.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was (0%) zero percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $100,900 for 2006 and $69,100 for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant  to Rule 30a-2(b)  under the 1940 Act  and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GAMCO International Growth Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     03/05/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     03/05/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     03/05/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.